Note 11 - Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components of general and administrative expense [text block]
	2023	2022	2021

Investor relations	576	663	439
Audit fee	396	294	267
Advisory services fees	4,406	1,459	614
Listing fees	749	512	609
Directors fees – Company	571	569	527
Directors fees – Blanket	61	56	51
Employee costs – salaries and bonusses	6,734	5,855	5,462
Employee costs – settlements	1,784	–	–
Other office administration cost	445	468	177
Information technology and communication cost – Group related	241	391	178
Management liability insurance	897	985	551
Travel costs	569	689	216
	17,429	11,941	9,091